TERM LOANS (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Principal payment due during 2012	$ 50,299,816
Term loans	50,299,816	57,462,962
Guangdong Development Bank [Member]
Debt Instrument [Line Items]
Principal payment due during 2012	5,781,588
Term loans	5,781,588
Collateral	Guaranteed by third party and Mingwang Lu (Chairman and CEO of the Company)
Term of loan, start date	Dec. 24, 2013
Term of loan, end date	Jun. 24, 2014
China Citic Bank [Member]
Debt Instrument [Line Items]
Term loans	6,607,530	6,420,443
China Merchants Bank [Member]
Debt Instrument [Line Items]
Principal payment due during 2012	4,955,647
Term loans	4,955,647	9,630,664
Collateral	Guaranteed by third party, Mingwang Lu and Yi Lu (Director of the Company)
Term of loan, start date	Sep. 10, 2013
Term of loan, end date	Sep. 10, 2014
China Everbright Bank [Member]
Debt Instrument [Line Items]
Principal payment due during 2012	1,651,881
Term loans	1,651,881	1,605,111
Collateral	Guaranteed by third party, Mingwang Lu and Yi Lu
Term of loan, start date	Jul. 16, 2013
Term of loan, end date	Jan. 15, 2014
Bank Of Zhengzhou [Member]
Debt Instrument [Line Items]
Principal payment due during 2012	3,303,765
Term loans	3,303,765	7,704,531
Collateral	Guaranteed by third party and Mingwang Lu
Term of loan, start date	Oct. 31, 2013
Term of loan, end date	Oct. 30, 2014
Shanghai Pudong Development Bank [Member]
Debt Instrument [Line Items]
Term loans	23,043,758	16,051,107
Bankof Xuchang [Member]
Debt Instrument [Line Items]
Principal payment due during 2012	4,955,647
Term loans	4,955,647	4,815,332
Collateral	Guaranteed by third party
Term of loan, start date	Apr. 25, 2013
Term of loan, end date	Apr. 24, 2014
Loan One [Member] | China Citic Bank [Member]
Debt Instrument [Line Items]
Principal payment due during 2012	3,303,765
Term loans	3,303,765
Collateral	Secured by Henan Green's assets and Mingwang Lu
Term of loan, start date	Jul. 03, 2013
Term of loan, end date	Mar. 12, 2014
Loan One [Member] | Shanghai Pudong Development Bank [Member]
Debt Instrument [Line Items]
Principal payment due during 2012	5,616,400
Term loans	5,616,400
Collateral	Guaranteed by third party and Mingwang Lu
Term of loan, start date	Jan. 31, 2013
Term of loan, end date	Jan. 30, 2014
Loan Two [Member] | China Citic Bank [Member]
Debt Instrument [Line Items]
Principal payment due during 2012	3,303,765
Term loans	3,303,765
Collateral	Secured by Henan Green's assets and Mingwang Lu
Term of loan, start date	Oct. 10, 2013
Term of loan, end date	Jul. 05, 2014
Loan Two [Member] | Shanghai Pudong Development Bank [Member]
Debt Instrument [Line Items]
Principal payment due during 2012	2,643,012
Term loans	2,643,012
Collateral	Guaranteed by third party and Mingwang Lu
Term of loan, start date	Feb. 22, 2013
Term of loan, end date	Feb. 21, 2014
Loan Three [Member] | Shanghai Pudong Development Bank [Member]
Debt Instrument [Line Items]
Principal payment due during 2012	825,941
Term loans	825,941
Collateral	Guaranteed by third party and Mingwang Lu
Term of loan, start date	Nov. 26, 2013
Term of loan, end date	Nov. 25, 2014
Loan Four [Member] | Shanghai Pudong Development Bank [Member]
Debt Instrument [Line Items]
Principal payment due during 2012	6,607,529
Term loans	6,607,529
Collateral	Secured by Henan Green's land and Mingwang Lu
Term of loan, start date	Nov. 25, 2013
Term of loan, end date	Nov. 24, 2014
Loan Five [Member] | Shanghai Pudong Development Bank [Member]
Debt Instrument [Line Items]
Principal payment due during 2012	4,047,111
Term loans	4,047,111
Collateral	Secured by third party and Mingwang Lu
Term of loan, start date	Nov. 27, 2013
Term of loan, end date	Nov. 26, 2014
Loan Six [Member] | Shanghai Pudong Development Bank [Member]
Debt Instrument [Line Items]
Principal payment due during 2012	3,303,765
Term loans	$ 3,303,765
Collateral	Guaranteed by third party and Mingwang Lu
Term of loan, start date	Nov. 28, 2013
Term of loan, end date	Nov. 27, 2014